Cover Page Document	Nov. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Lumen Technologies, Inc.
Entity Incorporation, State or Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe,
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000018926
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	LUMN
Security Exchange Name	NASDAQ
Guarantees of Qwest Corporation’s 6.500% Senior Notes due 2051, denominations of $25
Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Qwest Corporation’s 6.500% Senior Notes due 2051, denominations of $25
Trading Symbol	CTGG
Security Exchange Name	NASDAQ
Guarantees of Qwest Corporation’s 6.750% Senior Notes due 2052, denominations of $25
Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Qwest Corporation’s 6.750% Senior Notes due 2052, denominations of $25
Trading Symbol	CTHH
Security Exchange Name	NASDAQ